Acquisitions (Narrative) (Details) (USD $)		0 Months Ended
	Jul. 01, 2011	Jul. 01, 2011 Bemag Transformer Inc. [Member]	Mar. 06, 2013 Power Systems Solutions, Inc. [Member]
Business Acquisition [Line Items]
Transaction value		$ 9,061,000
Value of transaction, acquisition		9,061,000	1,200,000
Debt repaid at closing		2,830,000
Identifiable intangible assets having finite lives		900,000
Identifiable intangible assets having finite lives, weighted average remaining useful life		13 years 6 months
Indefinite-lived intangible assets acquired		600,000
Goodwill		1,400,000
Transaction costs incurred		300,000
Payment for purchase of assets	$ 1,600,000